Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of accounts payable and accrued liabilities [Abstract]
Accounts payable and accrued liabilities [Text Block]
10)	Accounts payable and accrued liabilities

	December 31, 2025	December 31, 2024
Accounts payable	$17,665	$21,662
Accrued liabilities	19,553	6,228
Accrued financial costs	1,561	2,567
Other taxes	3,747	813
Total	$42,526	$31,270